Debt (Details) - 2 - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Debt [Line Items]
Repaid principal amount	$ 100
Related Party [Member]
Debt [Line Items]
Repaid principal amount	344
Promissory Notes-Related parties [Member]
Debt [Line Items]
Repaid principal amount	$ 100
Promissory Notes-Related parties [Member]
Debt [Line Items]
notes payable carrying amount		$ 444